Trading account gains and losses	12 Months Ended
Mar. 31, 2024
Trading Account Gains And Losses [Abstract]
Trading account gains and losses
25. Trading account gains and losses
The MHFG Group performs trading activities through market making, sales, and arbitrage. Accordingly, Trading account gains (losses)—net include gains and losses from transactions undertaken for trading purposes, including both market making for customers and proprietary trading, or transactions through which the Group seeks to capture gains arising from short-term changes in market value. Trading account gains (losses)—net also include gains and losses related to changes in the fair value of derivatives and other financial instruments not eligible for hedge accounting under U.S. GAAP that are utilized to offset mainly interest rate risk related to the Group’s various assets and liabilities, as well as gains and losses related to changes in the fair value of foreign currency-denominated debt securities reported as Trading securities. Net trading gains (losses) for the fiscal years ended March 31, 2022, 2023 and 2024 are comprised of the following:

	2022	2023	2024
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	(1,230,330)	(1,003,636)	(171,498)
Derivative contracts:
Interest rate contracts	(130,312)	(508,743)	(22,003)
Foreign exchange contracts (1)	145,979	317,459	387,591
Equity-related contracts	728,226	534,615	240,277
Credit-related contracts (2)	(13,272)	(3,204)	(2,101)
Other contracts	7,762	59,599	(42,005)

Total	(491,947)	(603,910)	390,260
Foreign exchange gains (losses)—net (3)	91,611	189,526	(19,390)

Net trading gains (losses)	(400,336)	(414,384)	370,870

Notes:
(1)	Amounts include gains and losses on currency swaps.
(2)
Amounts do not include the net gains (losses) of ¥(605) million, ¥(653) million and ¥(952) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2022, 2023 and 2024, respectively. The net gains (losses) is recorded in Other noninterest income (expenses).

(3)
Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.